ACCOUNTING POLICIES (10K) (Detail Textuals) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Term of notes receivable or quick start leases	60 months		60 months
Goodwill and Intangible Asset Impairment		$ 432
Description rental JumpStart program for ePort devices	The Company offers extended payment terms to certain customers for equipment sales under its Quick Start Program	The Company offers its customers a rental program for its ePort devices, the JumpStart program (“JumpStart”). JumpStart terms are typically 36 months and are cancellable with thirty to sixty days’ written notice.
Term of non cancelable lease with agreement	5 years	5 years